Long-Term Debt, net - Additional Information (Details)			1 Months Ended					3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 01, 2025 USD ($)	Oct. 16, 2025 USD ($)	May 31, 2026 USD ($) installment tranche item	Feb. 28, 2025 USD ($) installment item	Mar. 31, 2024 USD ($) item installment	Dec. 31, 2022 USD ($) item installment	Jun. 30, 2022 USD ($) item installment	Jun. 30, 2026 USD ($) item	Jun. 30, 2025 USD ($)	Jun. 30, 2026 USD ($) item	Jun. 30, 2025 USD ($)	Dec. 31, 2025 USD ($) item	Jun. 02, 2026 USD ($)	Mar. 02, 2026 USD ($)	Feb. 11, 2021 USD ($)
Long-Term Debt, net
Number of vessels under construction | item								29		29
Proceeds from long-term debt, net										$ 658,000,000	$ 44,000,000
Deferred finance costs, Long-term portion								$ 19,016,000		19,016,000		$ 17,032,000
Long-term debt														$ 262,800,000
Payments of long-term debt										603,057,000	18,220,000
Deferred financing costs - Written off										6,000,000	0
Total long-term debt net of current portion and long term portion of deferred finance costs								$ 1,184,091,000		$ 1,184,091,000		872,076,000
TEU | item								477,491		477,491
Loss on debt extinguishment								$ (1,405,000)	$ 0	$ (6,027,000)	$ 0
Prior to October 15, 2028, Subject Certain Condition
Long-Term Debt, net
Percentage of redemption price		106.875%
Citibank $382.5 mil. Revolving Credit Facility
Long-Term Debt, net
Credit facility						$ 382,500,000		382,500,000		382,500,000		382,500,000
Amount drawn								$ 0		$ 0
Term of debt						5 years
Number of quarterly instalments | installment						20
Amount of quarterly instalments						$ 11,250,000
Balloon payment at maturity						$ 157,500,000
Number of vessels pledged as collateral | item						12
Minimum percentage of fair market value of collateral vessels required to cover loan value								120.00%		120.00%
Remaining borrowing availability								$ 225,000,000		$ 225,000,000
Syndicated 850.0 million facility
Long-Term Debt, net
Credit facility				$ 850,000,000				850,000,000		850,000,000		850,000,000
Amount drawn								0		0
Number of quarterly instalments | installment				20
Amount of quarterly instalments				$ 800,000
Number of vessels under construction | item				14
Remaining borrowing availability								850,000,000		$ 850,000,000
Syndicated 850.0 million facility | Minimum
Long-Term Debt, net
Balloon payment at maturity				$ 42,400,000
Syndicated 850.0 million facility | Maximum
Long-Term Debt, net
Balloon payment at maturity				$ 46,700,000
JOLCO Facilities
Long-Term Debt, net
Term of debt										8 years
Proceeds from long-term debt, net										$ 738,000,000
Amount of borrowing capacity								236,000,000		236,000,000
Long-term debt								732,725,000		$ 732,725,000		79,806,000
Number of additional financing facilities | item										3
Remaining borrowing availability								236,000,000		$ 236,000,000
JOLCO Facilities | Minimum
Long-Term Debt, net
Maximum facility amount								68,000,000		68,000,000
JOLCO Facilities | Maximum
Long-Term Debt, net
Maximum facility amount								103,500,000		103,500,000
KfW $132.0 mil. Facility
Long-Term Debt, net
Credit facility			$ 132,000,000					132,000,000		132,000,000		132,000,000
Number of quarterly instalments | tranche			40
Amount of quarterly instalments			$ 300,000
Balloon payment at maturity			$ 10,300,000
Number of vessels under construction | item			6
Proceeds from long-term debt, net										0
TEU | item			1,800
Tranches drawdown								22,000,000		22,000,000
Quarterly instalments | installment			39
Remaining borrowing availability								132		132
Syndicated $450.0 mil. Facility
Long-Term Debt, net
Credit facility					$ 450,000,000			450,000,000		450,000,000		450,000,000	$ 450,000,000
Number of quarterly instalments | installment					20
Number of vessels pledged as collateral | item					8
Long-term debt								0		0		$ 335,210,000
Payments of long-term debt					$ 42,780,000
Deferred financing costs - Written off										3,800,000
Syndicated $450.0 mil. Facility | Minimum
Long-Term Debt, net
Amount of quarterly instalments					600,000
Balloon payment at maturity					31,800,000
Syndicated $450.0 mil. Facility | Maximum
Long-Term Debt, net
Amount of quarterly instalments					900,000
Balloon payment at maturity					$ 45,500,000
BNP Paribas/Credit Agricole $130 mil. Facility
Long-Term Debt, net
Credit facility	$ 130,000,000
Term of debt							5 years
Balloon payment at maturity							$ 67,200,000
Number of vessels pledged as collateral | item							6
Face amount of debt							$ 130,000,000
Payments of long-term debt	78,600,000
Total long-term debt net of current portion and long term portion of deferred finance costs	0
BNP Paribas/Credit Agricole $130 mil. Facility | Eight Quarterly Installment
Long-Term Debt, net
Number of quarterly instalments | installment							8
Amount of quarterly instalments							$ 5,000,000
BNP Paribas/Credit Agricole $130 mil. Facility | Twelve Quarterly Installments
Long-Term Debt, net
Number of quarterly instalments | installment							12
Amount of quarterly instalments							$ 1,900,000
BNP Paribas/Credit Agricole $130 mil. Facility | TEU sister vessels
Long-Term Debt, net
TEU | item							5,466
Citibank/Natwest $815 mil. Facility
Long-Term Debt, net
Credit facility debt extinguished						$ 437,750,000
Credit facility						815,000,000
Alpha Bank $55.25 mil. Facility
Long-Term Debt, net
Credit facility	55,250,000					$ 55,250,000
Term of debt						5 years
Number of quarterly instalments | installment						20
Amount of quarterly instalments						$ 1,875,000
Balloon payment at maturity						$ 17,750,000
Number of vessels pledged as collateral | item						2
Prepayment of credit facility	32,800,000
Total long-term debt net of current portion and long term portion of deferred finance costs	$ 0
Number of vessels excluding sale and lease back arrangement | item												20
Carrying value of vessels subject to first preferred mortgages as collateral to credit facilities								1,393,600,000		1,393,600,000
Senior unsecured notes
Long-Term Debt, net
Long-term debt								$ 500,000,000		$ 500,000,000		$ 762,766,000
Weighted-average interest rate on long-term borrowings										6.22%	7.02%
Senior Unsecured Notes Due 2028
Long-Term Debt, net
Face amount of debt															$ 300,000,000
Deferred financing costs - Written off										$ 2,200,000
Fixed interest rate (as a percent)								8.50%		8.50%					8.50%
Amount repurchased															$ 37,200,000
Senior unsecured notes, due 2032
Long-Term Debt, net
Proceeds from long-term debt, net		$ 496,700,000
Face amount of debt		$ 500,000,000
Percentage of par value issue price		99.335%
Fixed interest rate (as a percent)		6.875%
Bond issuance costs		$ 12,800,000
Senior unsecured notes, due 2032 | Prior To October 15, 2028
Long-Term Debt, net
Percentage of redemption senior note		100.00%
Senior unsecured notes, due 2032 | October 15, 2028, to Prior to October 15, 2029
Long-Term Debt, net
Percentage of redemption senior note		103.438%
Senior unsecured notes, due 2032 | October 15, 2029, to Prior to October 15, 2030
Long-Term Debt, net
Percentage of redemption senior note		101.719%
Senior unsecured notes, due 2032 | October 15, 2030, to maturity
Long-Term Debt, net
Percentage of redemption senior note		100.00%
Senior unsecured notes, due 2032 | Minimum | Prior to October 15, 2028, Subject Certain Condition
Long-Term Debt, net
Percentage of redemption senior note		60.00%
Senior unsecured notes, due 2032 | Maximum | Prior to October 15, 2028, Subject Certain Condition
Long-Term Debt, net
Percentage of redemption senior note		40.00%
Citibank $382.5 Mil. Revolving Credit Facility, Syndicated $450.0 Mil Facility And JOLCO Phoebe Facility
Long-Term Debt, net
Minimum liquidity								$ 30,000,000		$ 30,000,000
Maximum leverage ratio								6.5		6.5
Minimum interest coverage ratio								2.5		2.5